INFORMATION ABOUT COMPONENTS OF EQUITY	12 Months Ended
Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF EQUITY
INFORMATION ABOUT COMPONENTS OF EQUITY

10.INFORMATION ABOUT COMPONENTS OF EQUITY

10.1.    Capital issued

The 27,116,174 shares issued to Bioceres LLC in exchange of its Bioceres Inc Crop Business and its equity interest in Bioceres Semillas, together with the 119,443 shares issued to exercise the Bioceres Semillas’ tag-along and the 862,500 shares received by Bioceres LLC from the original founders of Union, were considered retrospectively in issued capital based on the assumption of those events have occurred at the beginning of the earliest period presented.

10.2.    Parent company investment

The Group has recognized the contribution made by Bioceres S.A. into the combined entity as share premium as follows:

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Capital contributions	294,041	1,572,235	2,585,580	48,083,838
Intangible contributed	623,022	2,105,616	2,049,823	—
Preferred shares contributed		3,331,534	(3,277,615)	—
Incorporation of financial debt (*)	(15,475,410)	(5,000,000)	—	15,569,028
Financed payment to Rizobacter sellers	—	—	—	(13,182,575)
	(14,558,347)	2,009,385	1,357,788	50,470,291

(*)Financial debt taken by the Group in connect with Rizobacter acquisition

10.3.    Reverse recapitalization

As mentioned in Note 1, the merger was reflected as a reverse recapitalization (capital transaction) equivalent to the issuance of shares by the private company (Bioceres) for the net monetary assets of the public shell company (Union). The difference in the fair value of equity instruments retained by UAC’s former shareholders (shares and public warrants) over the value of the net monetary assets incorporated represents a service for listing the shares and it should be accounted as a shared based payment in accordance to IFRS 2. The cost of the service was recognized as an expense in the line “Share based payment cost of listing shares” for an amount of $20.9 million.

In December 2017, Union issued an aggregate of 2,875,000 ordinary shares (“Founder shares”) pursuant to the exemption from registration contained in Section 4(a)(2) of the Securities Act. 862,500 of those Founder shares were transferred to Bioceres LLC as an additional consideration payable in the merger.

On March 2, 2018, Union consummated an IPO of 11,500,000 units. Each unit consisted in one ordinary share, one right exchangeable for one-tenth of one ordinary share, and one redeemable warrant exercisable for one ordinary share at a price of $11.50 per share (Public warrants).

On February 27, 2019, Union held an Extraordinary General Meeting of Shareholders, whereby holders voted in favor of the merger with Bioceres and converted 11,500,000 rights into 1,150,000 Union shares. In connection with this vote, the holders of 11,376,836 ordinary shares of UAC exercised their right to redeem their shares and collected a total amount of $117,005,196. Net process from the trust account was incorporated to the Group for a total amount of $1,083,840.

The fair value of the shares retained by UAC former shareholders was calculated based on the UAC share price as of the day of the transaction  ($5.35).

10.4.    Shares issued - Rizobacter Call Option

Immediately following the merger, the Rizobacter Call Option was exercised. For the tranche of 9.99% (that was previously accounted as financial liability) consideration of the payment was in $1,265,000 in cash and in the form of UAC shares, pursuant to which 1,334,047 ordinary shares were issued. The difference between the fair value of the consideration paid and the financial liability was recognized in financial results as “Gain for cancellation of purchase option”.

For the tranche of an additional 20%, consideration of the payment was in the form of UAC shares, pursuant to which 3,402,688 ordinary shares were issued. The adjustment in the non-controlling interest was recorded as an equity transaction.

After the Rizobacter Call Option was exercised, the total indirect ownership of BCS Holding in Rizobacter increased to 80.00% of all outstanding stock of Rizobacter.

10.5.    Share capital summary

As of the date of this financial statement, the Group had (i) 100,000,000 ordinary shares  ($0.0001 par value) authorized, (ii) 36,120,517 ordinary shares issued and outstanding,  (iii) 1,000,000 preference shares  ($0.0001 par value) authorized, (iv) no preference shares issued and outstanding,  (v) 12,700,000 private placement warrants outstanding (5,200,000 of which were issued in connection with Union’s IPO and 7,500,000 of which were issued in connection with the merger) classified as liability (see Note 6.16) and (vi) 11,500,000 public warrants outstanding.

Public warrants: simultaneously with the consummation of the IPO, Union consummated the public placement of 11,500,000 public warrants exercisable for one ordinary share at a price of $11.50 per share (Public warrants). Those warrants were purchased by certain of Union initial shareholders. They can be exercised only on a cash basis in a 5-year period and can be redeemed at the option of the company when the stock price is above $18. Public warrants were classified as equity and consideration was included in column “Share Premium”.

Holders of the ordinary shares are entitled to one vote for each ordinary share.

10.6.    Non-controlling interests

The subsidiaries whose non-controlling interest are significant as of June 30, 2019, June 30, 2018 and the six-month transition period ended June 30, 2017 are:

a)Rizobacter Argentina

Name	Country	06/30/2019	06/30/2018	06/30/2017
Rizobacter Argentina S.A.	Argentina	20%	40%	40%

Below is a detail of the summarized financial information of Rizobacter, prepared in accordance with IFRS, and modified due to fair value adjustments at the acquisition date and differences in accounting policies. The information is presented prior to eliminations between that subsidiary and other Group companies.

	06/30/2019	06/30/2018	06/30/2017
Current assets	115,546,951	86,461,071	86,202,115
Non-current assets	47,418,450	48,295,110	113,906,651
Total assets	162,965,401	134,756,181	200,108,766

Current liabilities	100,590,919	88,270,487	60,192,036
Non-current liabilities	34,788,705	29,598,319	65,604,538
Total liabilities	135,379,624	117,868,806	125,796,574

Equity attributable to controlling interest	27,584,666	16,824,251	74,266,985
Equity attributable to non-controlling interest	1,111	63,124	45,207
Total equity	27,585,777	16,887,375	74,312,192

Total liabilities and equity	162,965,401	134,756,181	200,108,766

				Period from
				10/19/16 -
Summary statements of comprehensive income or loss	06/30/2019	06/30/2018	06/30/2017	12/31/2016
Revenues	156,741,933	129,798,271	44,458,442	36,739,496
Cost of sales	(85,287,771)	(71,699,144)	(27,494,324)	(26,818,086)
Gross margin	71,454,162	58,099,127	16,964,118	9,921,410

Research and development expenses	(2,367,727)	(2,902,235)	(1,711,089)	(555,676)
Selling, general and administrative expenses	(31,316,843)	(31,219,784)	(14,501,080)	(6,936,425)
Share of profit or loss of joint ventures and associates	1,071,297	(1,683,949)	(610,994)	(161,436)
Other income	286,626	524,672	53,928	—
Operating profit	39,127,515	22,817,831	194,883	2,267,873

Financial results	(24,650,359)	(37,989,573)	(8,619,703)	(4,014,402)
Loss before taxes	14,477,156	(15,171,742)	(8,424,820)	(1,746,529)

Income tax benefit (expense)	(7,729,300)	3,275,077	2,333,310	(1,836,968)
Result for the year	6,747,856	(11,896,665)	(6,091,510)	(3,583,497)

Exchange differences on translation of foreign operations	17,197	(8,266,718)	202,981	(898,790)
Revaluation of property, plant and equipment, net of tax	(1,347,124)	14,079,875	2,032,872	—
Total comprehensive result	5,417,929	(6,083,508)	(3,855,657)	(4,482,287)

There were no dividends paid to Rizobacter non-controlling interest (NCI) in the years ended June 30, 2019, 2018, in the six-month transition period ended June 30, 2017 and, in the year ended December 31, 2016.

b)RASA Holding preferred shares

On October 14, 2016, RASA Holding issued 4,830,000 Class A preferred shares, with a par value of USD 10 per share and a subscription price of USD 8.696 per share, in order to raise USD 42 million to finance the cash payment required for the completion of the acquisition of Rizobacter.

The Class A preferred shares in RASA Holding accrue an annual “pay in kind” (PIK) dividend coupon of 12% that accumulates as principal over a maturity term of five years, and carry (i) a mandatory participation right in the subscription to ordinary shares of Bioceres S.A. as part of a qualified public offering (i.e., an offering that is consummated for at least USD 50 million net of the proceeds received from the holders of the RASA Holding Class A preferred shares), and to participate in an optional manner in the case of a non-qualified public offering and/or a private capital increase occurring between December 17, 2017 and October 14, 2021; and (ii) a mandatory conversion right for holders of the RASA Holding Class A preferred shares to convert such preferred shares into common shares of RASA Holding after five years or in the case of a public offering made by RASA Holding or of Rizobacter.

In addition, this agreement grants liquidity preference rights to the Class A preferred shares, which give the holders a right to a cash option that can be exercised in the following situations: (i) sale or substantial transfer of the assets of RASA Holding or Rizobacter; (ii) mergers or reorganizations in which RASA Holding is involved; (iii) change of control of RASA Holding; or (iv) liquidation or dissolution of RASA Holding.

As of June 30, 2017, there were 1,409,848 preferred shares in the possession of third parties outside the Group.

Since there was no contractual obligation to pay cash in any situation, the preferences of liquidity are under the control of the Group and the agreement provides for the delivery of a fixed number of own equity instruments for a fixed amount of cash, preferred shares in possession of third parties outside of Group Bioceres are classified as non-controlling interests in the Consolidated financial statements as of June 30, 2017.

After the verification of the financing event that occurred on February 9, 2018 with a capitalization of USD 50.5 million, the holders of RASA Holding’s Preferred Stock, expressed their willingness to exercise the participation rights granted by the Bioceres S.A. on dates October 14, 2016, December 26, 2016 and May 18, 2017.

In this way, the holders of Preferred Shares of RASA Holding subscribed new ordinary shares of Bioceres S.A. in exchange for their RASA Holding preferred shares plus the accumulated dividends. At the date of the financing event that occurred on February 9, 2018, there was 1,409,848 Preferred Shares held by third parties, who accumulated an annual dividend payment in kind of 12% and an additional dividend (which allowed them to acquire the same number of shares that they would have otherwise acquired at a subscription price of USD 7.91 for every USD 10 of value of each Preferred Share). This transaction was accounted as an equity contribution for the Consolidated financial statements.

Thus, on June 11, 2018, the holders of Preferred Shares subscribed 2,010,170 of new actions of Bioceres S.A. according to his holding as of February 9, 2018, the date of the financing event.

As of June 30, 2019, all remaining preferred shares were in property of Group Bioceres and were contributed to BCS Holding in consideration of the business combination with Union.